Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) HLS	Dec. 31, 2016 USD ($) HLS		Dec. 31, 2015 USD ($) HLS
Disclosure of operating segments [line items]
Revenue	$ 56,444	$ 45,517		$ 43,064
Profit from operations	17,152	12,882		13,904
Net finance income/(cost)	(6,507)	(8,564)		(1,453)
Share of results of associates and joint ventures	430	16		10
Income tax expense	1,920	1,613		2,594
Profit from continuing operations	9,155	2,721		9,867
Discontinued operations	28	48
Profit/(loss)	9,183	2,769		9,867
Revenue	56,444	45,517		43,064
Profit from operations (EBIT)	17,152	12,882		13,904
Net finance income/(cost)	(6,507)	(8,564)		(1,453)
Share of results of associates and joint ventures	430	16		10
Income tax expense	(1,920)	(1,613)		(2,594)
Profit from continuing operations	9,155	2,721		$ 9,867
Discontinued operations	28	48
Segment assets (non-current)	$ 222,166	$ 213,569	[1]
Operating segments [member]
Disclosure of operating segments [line items]
Volume | HLS	613	500		457
Revenue	$ 56,444	$ 45,517		$ 43,604
Normalized EBITDA	$ 22,084	$ 16,753		$ 16,839
Normalized EBITDA margin	39.10%	36.80%		38.60%
Depreciation, amortization and impairment	$ (4,270)	$ (3,477)		$ (3,071)
Normalized profit from operations (EBIT)	17,814	13,276		13,768
Exceptional items (refer Note 8)	662	394		(136)
Profit from operations	17,152	12,882		13,904
Net finance income/(cost)	(6,507)	(8,564)		(1,453)
Share of results of associates and joint ventures	430	16		10
Income tax expense	1,920	1,613		2,594
Profit from continuing operations	9,155	2,721		9,867
Discontinued operations	28	48
Profit/(loss)	$ 9,183	$ 2,769		$ 9,867
Volume | HLS	613	500		457
Revenue	$ 56,444	$ 45,517		$ 43,604
Normalized EBITDA	$ 22,084	$ 16,753		$ 16,839
Normalized EBITDA margin	39.10%	36.80%		38.60%
Depreciation, amortization and impairment	$ (4,270)	$ (3,477)		$ (3,071)
Normalized profit from operations (EBIT)	17,814	13,276		13,768
Exceptional items (refer Note 8)	(662)	(394)		136
Profit from operations (EBIT)	17,152	12,882		13,904
Net finance income/(cost)	(6,507)	(8,564)		(1,453)
Share of results of associates and joint ventures	430	16		10
Income tax expense	(1,920)	(1,613)		(2,594)
Profit from continuing operations	9,155	2,721		9,867
Discontinued operations	28	48
Segment assets (non-current)	222,166	213,569		116,341
Gross capex	$ 4,479	$ 4,919		$ 5,028
FTE	182,915,000,000	206,633,000,000		152,321,000,000
Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | HLS	114	117		118
Revenue	$ 15,588	$ 15,698		$ 15,603
Normalized EBITDA	$ 6,329	$ 6,250		$ 6,172
Normalized EBITDA margin	40.60%	39.80%		39.60%
Depreciation, amortization and impairment	$ (843)	$ (809)		$ (754)
Normalized profit from operations (EBIT)	5,486	5,441		5,418
Exceptional items (refer Note 8)	4	(29)		102
Profit from operations	$ 5,490	$ 5,412		$ 5,520
Volume | HLS	114	117		118
Revenue	$ 15,588	$ 15,698		$ 15,603
Normalized EBITDA	$ 6,329	$ 6,250		$ 6,172
Normalized EBITDA margin	40.60%	39.80%		39.60%
Depreciation, amortization and impairment	$ (843)	$ (809)		$ (754)
Normalized profit from operations (EBIT)	5,486	5,441		5,418
Exceptional items (refer Note 8)	(4)	29		(102)
Profit from operations (EBIT)	5,490	5,412		5,520
Segment assets (non-current)	63,045	62,467		61,870
Gross capex	$ 530	$ 895		$ 1,112
FTE	19,306,000,000	19,314,000,000		16,844,000,000
Operating segments [member] | Latin America West [member]
Disclosure of operating segments [line items]
Volume | HLS	111	64		44
Revenue	$ 9,238	$ 5,188		$ 4,079
Normalized EBITDA	$ 4,512	$ 2,376		$ 2,002
Normalized EBITDA margin	48.80%	45.80%		49.10%
Depreciation, amortization and impairment	$ (616)	$ (388)		$ (350)
Normalized profit from operations (EBIT)	3,896	1,988		1,652
Exceptional items (refer Note 8)	(153)	252		29
Profit from operations	$ 3,743	$ 2,240		$ 1,681
Volume | HLS	111	64		44
Revenue	$ 9,238	$ 5,188		$ 4,079
Normalized EBITDA	$ 4,512	$ 2,376		$ 2,002
Normalized EBITDA margin	48.80%	45.80%		49.10%
Depreciation, amortization and impairment	$ (616)	$ (388)		$ (350)
Normalized profit from operations (EBIT)	3,896	1,988		1,652
Exceptional items (refer Note 8)	153	(252)		(29)
Profit from operations (EBIT)	3,743	2,240		1,681
Segment assets (non-current)	71,219	69,472		21,749
Gross capex	$ 1,079	$ 710		$ 515
FTE	48,892,000,000	51,418,000,000		32,201,000,000
Operating segments [member] | Latin America North [member]
Disclosure of operating segments [line items]
Volume | HLS	119	118		123
Revenue	$ 9,775	$ 8,461		$ 9,096
Normalized EBITDA	$ 4,180	$ 3,751		$ 4,709
Normalized EBITDA margin	42.80%	44.30%		51.80%
Depreciation, amortization and impairment	$ (848)	$ (750)		$ (689)
Normalized profit from operations (EBIT)	3,332	3,001		4,020
Exceptional items (refer Note 8)	(18)	(20)		(84)
Profit from operations	$ 3,314	$ 2,981		$ 3,937
Volume | HLS	119	118		123
Revenue	$ 9,775	$ 8,461		$ 9,096
Normalized EBITDA	$ 4,180	$ 3,751		$ 4,709
Normalized EBITDA margin	42.80%	44.30%		51.80%
Depreciation, amortization and impairment	$ (848)	$ (750)		$ (689)
Normalized profit from operations (EBIT)	3,332	3,001		4,020
Exceptional items (refer Note 8)	18	20		84
Profit from operations (EBIT)	3,314	2,981		3,937
Segment assets (non-current)	13,756	13,656		11,357
Gross capex	$ 580	$ 709		$ 1,056
FTE	38,651,000,000	40,416,000,000		39,359,000,000
Operating segments [member] | Latin America South [member]
Disclosure of operating segments [line items]
Volume | HLS	34	32		34
Revenue	$ 3,363	$ 2,850		$ 3,331
Normalized EBITDA	$ 1,595	$ 1,431		$ 1,593
Normalized EBITDA margin	47.40%	50.20%		47.80%
Depreciation, amortization and impairment	$ (207)	$ (191)		$ (182)
Normalized profit from operations (EBIT)	1,388	1,240		1,411
Exceptional items (refer Note 8)	(13)	(12)		(11)
Profit from operations	$ 1,375	$ 1,228		$ 1,400
Volume | HLS	34	32		34
Revenue	$ 3,363	$ 2,850		$ 3,331
Normalized EBITDA	$ 1,595	$ 1,431		$ 1,593
Normalized EBITDA margin	47.40%	50.20%		47.80%
Depreciation, amortization and impairment	$ (207)	$ (191)		$ (182)
Normalized profit from operations (EBIT)	1,388	1,240		1,411
Exceptional items (refer Note 8)	13	12		11
Profit from operations (EBIT)	1,375	1,228		1,400
Segment assets (non-current)	2,396	2,357		2,301
Gross capex	$ 323	$ 389		$ 488
FTE	9,603,000,000	9,571,000,000		9,615,000,000
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume | HLS	132	75		46
Revenue	$ 10,344	$ 6,010		$ 4,128
Normalized EBITDA	$ 3,349	$ 1,774		$ 1,142
Normalized EBITDA margin	32.40%	29.60%		27.70%
Depreciation, amortization and impairment	$ (843)	$ (473)		$ (342)
Normalized profit from operations (EBIT)	2,507	1,302		800
Exceptional items (refer Note 8)	(144)	(118)		70
Profit from operations	$ 2,363	$ 1,184		$ 870
Volume | HLS	132	75		46
Revenue	$ 10,344	$ 6,010		$ 4,128
Normalized EBITDA	$ 3,349	$ 1,774		$ 1,142
Normalized EBITDA margin	32.40%	29.60%		27.70%
Depreciation, amortization and impairment	$ (843)	$ (473)		$ (342)
Normalized profit from operations (EBIT)	2,507	1,302		800
Exceptional items (refer Note 8)	144	118		(70)
Profit from operations (EBIT)	2,363	1,184		870
Segment assets (non-current)	45,920	41,749		4,316
Gross capex	$ 1,086	$ 1,001		$ 466
FTE	26,823,000,000	43,456,000,000		11,749,000,000
Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | HLS	102	92		90
Revenue	$ 7,804	$ 6,074		$ 5,784
Normalized EBITDA	$ 2,695	$ 1,639		$ 1,444
Normalized EBITDA margin	34.50%	27.10%		25.00%
Depreciation, amortization and impairment	$ (660)	$ (658)		$ (606)
Normalized profit from operations (EBIT)	2,035	987		838
Exceptional items (refer Note 8)	97	84		(90)
Profit from operations	$ 1,939	$ 903		$ 928
Volume | HLS	102	92		90
Revenue	$ 7,804	$ 6,074		$ 5,784
Normalized EBITDA	$ 2,695	$ 1,639		$ 1,444
Normalized EBITDA margin	34.50%	27.10%		25.00%
Depreciation, amortization and impairment	$ (660)	$ (658)		$ (606)
Normalized profit from operations (EBIT)	2,035	987		838
Exceptional items (refer Note 8)	(97)	(84)		90
Profit from operations (EBIT)	1,939	903		928
Segment assets (non-current)	24,088	22,071		12,761
Gross capex	$ 635	$ 837		$ 1,166
FTE	36,386,000,000	39,213,000,000		40,101,000,000
Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume | HLS	1	2		3
Revenue	$ 332	$ 1,237		$ 1,582
Normalized EBITDA	(577)	(474)		(225)
Depreciation, amortization and impairment	(253)	(210)		(148)
Normalized profit from operations (EBIT)	(830)	(683)		(373)
Exceptional items (refer Note 8)	241	383		61
Profit from operations	$ (1,071)	$ (1,066)		$ (434)
Volume | HLS	1	2		3
Revenue	$ 332	$ 1,237		$ 1,582
Normalized EBITDA	(577)	(474)		(225)
Depreciation, amortization and impairment	(253)	(210)		(148)
Normalized profit from operations (EBIT)	(830)	(683)		(373)
Exceptional items (refer Note 8)	(241)	(383)		(61)
Profit from operations (EBIT)	(1,071)	(1,066)		(434)
Segment assets (non-current)	1,741	1,797		1,987
Gross capex	$ 247	$ 379		$ 225
FTE	3,254,000,000	3,245,000,000		2,454,000,000
Reference Base [member]
Disclosure of operating segments [line items]
Volume | HLS	613	500
Revenue	$ 56,444	$ 45,517
Normalized EBITDA	$ 22,084	$ 16,753
Normalized EBITDA margin	39.10%	36.80%
Depreciation, amortization and impairment	$ (4,270)	$ (3,477)
Normalized profit from operations (EBIT)	$ 17,814	$ 13,276
Volume | HLS	613	500
Revenue	$ 56,444	$ 45,517
Normalized EBITDA	$ 22,084	$ 16,753
Normalized EBITDA margin	39.10%	36.80%
Depreciation, amortization and impairment	$ (4,270)	$ (3,477)
Normalized profit from operations (EBIT)	$ 17,814	$ 13,276
Reference Base [member] | Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | HLS	114	117
Revenue	$ 15,588
Normalized EBITDA	$ 6,329
Normalized EBITDA margin	40.60%	39.80%
Depreciation, amortization and impairment	$ (843)	$ (809)
Normalized profit from operations (EBIT)	$ 5,486	$ 5,441
Volume | HLS	114	117
Revenue	$ 15,588
Normalized EBITDA	$ 6,329
Normalized EBITDA margin	40.60%	39.80%
Depreciation, amortization and impairment	$ (843)	$ (809)
Normalized profit from operations (EBIT)	$ 5,486	$ 5,441
Reference Base [member] | Operating segments [member] | Latin America West [member]
Disclosure of operating segments [line items]
Volume | HLS	111	109
Revenue	$ 9,238	$ 8,595
Normalized EBITDA	$ 4,512	$ 3,983
Normalized EBITDA margin	48.80%	46.30%
Depreciation, amortization and impairment	$ (616)	$ (613)
Normalized profit from operations (EBIT)	$ 3,896	$ 3,370
Volume | HLS	111	109
Revenue	$ 9,238	$ 8,595
Normalized EBITDA	$ 4,512	$ 3,983
Normalized EBITDA margin	48.80%	46.30%
Depreciation, amortization and impairment	$ (616)	$ (613)
Normalized profit from operations (EBIT)	$ 3,896	$ 3,370
Reference Base [member] | Operating segments [member] | Latin America North [member]
Disclosure of operating segments [line items]
Volume | HLS	119	120
Revenue	$ 9,775	$ 8,630
Normalized EBITDA	$ 4,180	$ 3,790
Normalized EBITDA margin	42.80%	43.90%
Depreciation, amortization and impairment	$ (848)	$ (770)
Normalized profit from operations (EBIT)	$ 3,332	$ 3,020
Volume | HLS	119	120
Revenue	$ 9,775	$ 8,630
Normalized EBITDA	$ 4,180	$ 3,790
Normalized EBITDA margin	42.80%	43.90%
Depreciation, amortization and impairment	$ (848)	$ (770)
Normalized profit from operations (EBIT)	$ 3,332	$ 3,020
Reference Base [member] | Operating segments [member] | Latin America South [member]
Disclosure of operating segments [line items]
Volume | HLS	34	32
Revenue	$ 3,363	$ 2,850
Normalized EBITDA	$ 1,595	$ 1,431
Normalized EBITDA margin	47.40%	50.20%
Depreciation, amortization and impairment	$ (207)	$ (191)
Normalized profit from operations (EBIT)	$ 1,388	$ 1,240
Volume | HLS	34	32
Revenue	$ 3,363	$ 2,850
Normalized EBITDA	$ 1,595	$ 1,431
Normalized EBITDA margin	47.40%	50.20%
Depreciation, amortization and impairment	$ (207)	$ (191)
Normalized profit from operations (EBIT)	$ 1,388	$ 1,240
Reference Base [member] | Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume | HLS	132	135
Revenue	$ 10,344	$ 9,700
Normalized EBITDA	$ 3,349	$ 2,903
Normalized EBITDA margin	32.40%	29.90%
Depreciation, amortization and impairment	$ (843)	$ (740)
Normalized profit from operations (EBIT)	$ 2,507	$ 2,163
Volume | HLS	132	135
Revenue	$ 10,344	$ 9,700
Normalized EBITDA	$ 3,349	$ 2,903
Normalized EBITDA margin	32.40%	29.90%
Depreciation, amortization and impairment	$ (843)	$ (740)
Normalized profit from operations (EBIT)	$ 2,507	$ 2,163
Reference Base [member] | Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | HLS	102	101
Revenue	$ 7,804	$ 7,250
Normalized EBITDA	$ 2,695	$ 2,114
Normalized EBITDA margin	34.50%	29.20%
Depreciation, amortization and impairment	$ (660)	$ (740)
Normalized profit from operations (EBIT)	$ 2,035	$ 1,374
Volume | HLS	102	101
Revenue	$ 7,804	$ 7,250
Normalized EBITDA	$ 2,695	$ 2,114
Normalized EBITDA margin	34.50%	29.20%
Depreciation, amortization and impairment	$ (660)	$ (740)
Normalized profit from operations (EBIT)	$ 2,035	$ 1,374
Reference Base [member] | Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume | HLS	1	2
Revenue	$ 332	$ 1,218
Normalized EBITDA	(577)	(837)
Depreciation, amortization and impairment	(253)	(252)
Normalized profit from operations (EBIT)	$ (830)	$ (1,089)
Volume | HLS	1	2
Revenue	$ 332	$ 1,218
Normalized EBITDA	(577)	(837)
Depreciation, amortization and impairment	(253)	(252)
Normalized profit from operations (EBIT)	$ (830)	$ (1,089)
Reference Base [member] | Effect of acquisition [member]
Disclosure of operating segments [line items]
Volume | HLS		(116)
Revenue		$ (8,424)
Normalized EBITDA		(2,881)
Depreciation, amortization and impairment		638
Normalized profit from operations (EBIT)		$ (2,243)
Volume | HLS		(116)
Revenue		$ (8,424)
Normalized EBITDA		(2,881)
Depreciation, amortization and impairment		638
Normalized profit from operations (EBIT)		$ (2,243)

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).